Cover	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	000-56589
Entity Registrant Name	GENVOR INCORPORATED
Entity Central Index Key	0001792941
Entity Tax Identification Number	83-2054746
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1550 W Horizon Ridge Pkwy
Entity Address, Address Line Two	Ste R #3040
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89012
City Area Code	(715)
Local Phone Number	903-6473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false